Financial Risk and Fair Value Disclosures - Assets and Liabilities Not Recorded at Fair Value on a Recurring Basis But for Which Fair Value is Disclosed (Detail) - TWD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of liabilities [line items]
Bonds payable (current portion included)	$ 18,690,384	$ 38,781,416
Long-term loans (current portion included)	33,066,106	33,902,074
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Bonds payable (current portion included)	18,861,597	39,571,920
Long-term loans (current portion included)	33,066,106	33,902,074
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 1 [member]
Disclosure of fair value measurement of liabilities [line items]
Bonds payable (current portion included)	18,861,597	21,347,047
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 2 [member]
Disclosure of fair value measurement of liabilities [line items]
Bonds payable (current portion included)		18,224,873
Long-term loans (current portion included)	$ 33,066,106	$ 33,902,074